RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Carrying and Fair Values of Financial Instruments (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets, carrying value	$ 62,599	$ 61,175
Financial assets, at fair value	62,599	61,175
Disclosure of financial liabilities [line items]
Financial liabilities	273,112	266,821
Financial liabilities	268,960	261,308
Corporate borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	13,618	11,390
Financial liabilities	11,920	9,599
Property-specific borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	189,798	187,544
Financial liabilities	187,709	184,254
Subsidiary borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	16,287	15,140
Financial liabilities	15,922	14,708
Property-specific borrowings and subsidiary borrowings [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	206,085	202,684
Financial liabilities	203,631	198,962
Accounts payable and other
Disclosure of financial liabilities [line items]
Financial liabilities	49,360	48,559
Financial liabilities	49,360	48,559
Subsidiary equity obligations
Disclosure of financial liabilities [line items]
Financial liabilities	4,049	4,188
Financial liabilities	4,049	4,188
Equity investments [member]
Disclosure of financial assets [line items]
Financial assets, carrying value	7,441	6,472
Financial assets, at fair value	7,441	6,472
Loans and notes receivables
Disclosure of financial assets [line items]
Financial assets, carrying value	8,422	7,952
Financial assets, at fair value	8,422	7,952
Cash And Cash Equivalents1
Disclosure of financial assets [line items]
Financial assets, carrying value	12,427	14,396
Financial assets, at fair value	12,427	14,396
Other financial assets
Disclosure of financial assets [line items]
Financial assets, carrying value	29,466	26,899
Financial assets, at fair value	29,466	26,899
Trade receivables and other [Member]
Disclosure of financial assets [line items]
Financial assets, carrying value	20,706	19,880
Financial assets, at fair value	20,706	19,880
Loans to government [member]
Disclosure of financial assets [line items]
Financial assets, carrying value	1,621	1,566
Financial assets, at fair value	1,621	1,566
Loans to corporate entities [member]
Disclosure of financial assets [line items]
Financial assets, carrying value	2,695	2,147
Financial assets, at fair value	2,695	2,147
Fixed income securities and other
Disclosure of financial assets [line items]
Financial assets, carrying value	9,287	8,762
Financial assets, at fair value	$ 9,287	$ 8,762